SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITY (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Sep. 10, 2025	Jun. 11, 2025	Jan. 31, 2013
Office For Fine Architecture Limited (OFA HK) [Member]
Date of incorporation	Jan. 31, 2013	Jan. 31, 2013
Place of incorporation	Hong Kong	Hong Kong
Ownership percentage	100.00%	100.00%			100.00%
Principal Activities	Providing design, fit out, project management and application services for commercial, residential and industrial properties, real estate development, senior care infrastructure.	Providing design, fit out, project management and application services for commercia, residential and industrial properties, real estate development, senior care infrastructure
OFA Financial, Inc. (OFA Financial) [Member]
Date of incorporation	Jun. 11, 2025
Place of incorporation	Delaware, USA
Ownership percentage	100.00%			100.00%
Principal Activities	Empowering growth-stage and cross-border companies in their journey toward successful market entry and expansion in the United States.
OFA Financial HK Limited (HK Financial) [Member]
Date of incorporation	Sep. 10, 2025
Place of incorporation	Hong Kong
Ownership percentage	100.00%		100.00%
Principal Activities	Activities of head offices; management and management consultancy activities.
OFA Asset Management, Inc. [Member]
Date of incorporation	Nov. 18, 2025
Place of incorporation	Delaware, USA
Ownership percentage	100.00%
Principal Activities	Holding and managing investment vehicles and special purpose entities focused on land development assets and digital assets; overseeing asset structuring, tokenization initiatives, and asset-level management.
Office For Fine Architecture, Inc. [Member]
Date of incorporation	Sep. 04, 2025
Place of incorporation	California, USA
Ownership percentage	100.00%
Principal Activities	Providing architectural design, planning, and consulting services for U.S.-based projects, including coordination with clients, contractors, and regulatory authorities.
Hearth Labs Inc. [Member]
Date of incorporation	Nov. 18, 2025
Place of incorporation	Delaware, USA
Ownership percentage	100.00%
Principal Activities	Providing technology infrastructure and software solutions for digital asset and real-world asset (RWA) platforms, including smart contract development, digital registries, and related data management and platform services.
OFA Sponsor LLC [Member]
Date of incorporation	Jul. 03, 2025
Place of incorporation	Delaware, USA
Ownership percentage	100.00%
Principal Activities	Acting as the sponsor of special purpose acquisition companies, including OFA Capital I Acquisition Corp., and providing formation, capitalization, and strategic oversight of such entities.
OFA Capital I Acquisition Corp. [Member]
Date of incorporation	Aug. 01, 2025
Place of incorporation	Cayman Islands
Ownership percentage	100.00%
Principal Activities	A blank check company (special purpose acquisition company, or SPAC) formed for the purpose of effecting a merger, share exchange, asset acquisition, or similar
Guangzhou Zhiyi Consulting Services Co., Ltd. [Member]
Date of incorporation	Oct. 22, 2025
Place of incorporation	People’s Republic of China (“PRC”)
Ownership percentage	100.00%
Principal Activities	Providing financial advisory services, information consulting services and other consulting and planning services.